Note 14 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk - Derivatives Hedging Accounting (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Assets
HEDGING DERIVATIVES, ASSETS	€ 3,035	€ 2,485
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, ASSETS	(39)	(25)
Liabilities Abstract
HEDGING DERIVATIVES, LIABILITIES	2,616	2,880
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, LIABILITIES	€ 0	€ (7)